File Nos.   333-06709
                                                                811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No.    4                             (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No.    49                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Michael  T.  Westermeyer
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on May 15, 1999  pursuant  to  paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Profile


Item 4.   Condensed Financial Information. . . . . . .   Appendix-Condensed
                                                         Financial Information


Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Valuemark IV
                                                         Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                               Location
--------                                               --------------------

          PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                   PART A



                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                        Supplement dated July 1, 1999 to

                          Prospectus dated May 1, 1999


         The following  information  supplements  the  information  contained in
Section 9. Death  Benefit in the  Profile  and  Section 9. Death  Benefit in the
Prospectus (under "I. Contracts That Receive an Enhanced Death Benefit Endorsement"):

         If you purchase the Contract on or after July 1, 1999, you may elect to receive the following enhanced death benefit (Death Benefit Option 2) in lieu of the enhanced death benefit described in the Profile and the Prospectus (Death Benefit Option 1). Once you make the selection, you may not change it.

Death Benefit Option 2:

         Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of:

         1. the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center; or

         2. (if applicable) the guaranteed minimum death benefit, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center.

         The guaranteed minimum death benefit is the greater of:

         * payments you have made, less any money you have taken out and any charges paid on the money you have taken out.

         * the greatest "anniversary value". The "anniversary value" is the value of the Contract on a Contract anniversary, increased by payments you have made since that anniversary and decreased by any money you have taken out and any charges paid on the money you have taken out since that anniversary. Allianz Life will not take into consideration any Contract anniversaries which occur on or after your 81st birthday or date of death in determining this benefit.

         In certain states, the above death benefit may not be available. Check your Contract and Endorsement for your applicable death benefit.






Parts A and B were filed in Registrant's Post-Effective Amendment No. 3 to Form N-4 on April 29, 1999 and are incorporated herein by reference.




                                 PART C
                            OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

Financial statements were filed in Registrant's Post-Effective Amendment No. 3 to Form N-4 on April 29, 1999 and are incorporated herein by reference.


      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2. Not  Applicable
      3. Principal  Underwriter's  Agreement(2)
      4. Individual  Variable  Annuity  Contract(1)
      4.a. Waiver of Contingent Deferred Sales Charge Endorsement(1) 4.b. Enhanced Death Benefit Endorsement(1)
      5. Application  for  Individual  Variable  Annuity  Contract(1)
      6. (i)    Copy  of  Articles  of  Incorporation of the Company(1)
         (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7. Not  Applicable
      8. Form  of  Fund  Participation  Agreement(1)
      9. Opinion  and  Consent  of  Counsel
     10. Independent  Auditors'  Consent
     11. Not  Applicable
     12. Not  Applicable
     13. Calculation  of  Performance  Data (3)
     14. Company  Organizational  Chart(2)
     27. Not Applicable

(1) Incorporated by reference to Registrant's Form N-4 electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's form N-4 electronically filed on December 13, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's form N-4 electronically filed on April 29, 1999.





Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:

Name and Principal            Positions and Offices
Business Address              with Depositor
----------------------------  ---------------------------------

Lowell C. Anderson            Chairman, President, Chief
1750 Hennepin Avenue          Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              Executive Vice President, Chief
1750 Hennepin Avenue          Financial Officer and Treasurer
Minneapolis, MN 55403

Robert S. James               President - Individual
1750 Hennepin Avenue          Division
Minneapolis, MN 55403

Ronald L. Wobbeking           President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt             Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC  20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Pre-Effective Amendment No. 1 (File No. 811-05618)

Item  27.        Number  of  Contract  Owners

As of February 26, 1999, there were 8,006 qualified Contract Owners and 19,334 non-qualified Contract Owners with Contracts in the separate account

Item  28.        Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters

    a.    NALAC  Financial  Plans, LLC  is  the  principal underwriter for the
Contracts.    It  also  is  the  principal  underwriter  for:

                          Allianz  Life  Variable  Account  A
                          Preferred  Life  Variable  Account  C

     b. The following are the officers(managers) and directors (Board of Governors) of NALAC Financial Plans, LLC:

                        Positions and Offices
Business Address        with Underwriter
----------------------  ----------------------

James P. Kelso          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



Item  30.        Location  of  Accounts  and  Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 13th day of May, 1999.

                                         ALLIANZ  LIFE
                                         VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                         By:/s/  MICHAEL T. WESTERMEYER
                                            --------------------------------




                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:/s/  MICHAEL T. WESTERMEYER
                                             ------------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

                         Chairman of the Board,
Lowell C. Anderson*      President                     5-13-99
Lowell C. Anderson       and Chief Executive Officer

Herbert F. Hansmeyer*    Director                      5-13-99
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                      5-13-99
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                      5-13-99
Dr. Gerhard Rupprecht

Edward J. Bonach*        Chief Financial Officer       5-13-99
Edward J. Bonach

Rev. Dennis Dease*       Director                      5-13-99
Rev. Dennis Dease

James R. Campbell*       Director                      5-13-99
James R. Campbell

Robert M. Kimmitt*       Director                      5-13-99
Robert M. Kimmitt



                                         *By    Power  of  Attorney



                                          By:  /s/ MICHAEL T. WESTERMEYER
                                              --------------------------------
                                              Michael T. Westermeyer
                                              Attorney-in-Fact





                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 4

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                              INDEX TO EXHIBITS



EXHIBIT                                                                   PAGE


99.B9        Opinion  and  Consent  of  Counsel

99.B10       Independent  Auditors'  Consent